RELATED PARTY BALANCE AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCE AND TRANSACTIONS [Abstract]
Interest incurred, loans received from its shareholders	$ 248